Note 20 - Provisions (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Provisions [Text Block]
(US dollars in thousands)	2018	2017	2016
Current provisions
Employee and contractor termination	616	-	-
Onerous contract	380	-	-
Employee entitlements	1,474	1,339	-
			-
Non-current provisions			-
Employee entitlements	288	237	-
Total	2,758	1,576	-

Disclosure of other provisions [text block]
(US dollars in thousands)	Employee E ntitlements	Employee T ermination	Contractor T ermination	Onerous C ontract	Total
At 1 April 2016	-	-	-	-	-
Acquired through business combinations	1,576	-	-	-	1,576
A t 31 March 2017	1,576	-	-	-	1,576
Additional provisions recognized	186	32	584	380	1,182
A t 31 March 2018	1,762	32	584	380	2,758